Business Combination - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions			2 Months Ended	3 Months Ended
	May 13, 2024	May 12, 2024	Jun. 30, 2024	Jun. 30, 2024	May 14, 2024	Mar. 31, 2024	Mar. 31, 2023
Business Combination Segment Allocation [Line Items]
Number of shares issued in transactions (in shares)		254,200
Common stock, shares outstanding (in shares)	288,681,224
Proceeds from the PIPE investment	$ 254.3		$ 254.3
Proceeds due from the PIPE investment	$ 20.0
Common stock, shares issued (in shares)			288,700,000	288,700,000		253,400,000	253,400,000
Common Shares
Business Combination Segment Allocation [Line Items]
Number of shares issued (in shares)				193,927
SEAC
Business Combination Segment Allocation [Line Items]
Number of shares issued in transactions (in shares)		254,200
Number of shares issued (in shares)	7,027,873
SEAC | Class A Ordinary Share
Business Combination Segment Allocation [Line Items]
Common stock, shares outstanding (in shares)						75,000,000
Number of shares issued (in shares)				193,927
Shares repurchased during period (in shares)		67,972,127
SEAC | Class B Ordinary Share
Business Combination Segment Allocation [Line Items]
Common stock, shares outstanding (in shares)	2,010,000
Shares repurchased during period (in shares)	16,740,000
PIPE Investors
Business Combination Segment Allocation [Line Items]
Number of shares issued in transactions (in shares)	18,172,378
Number of shares excluded for reduction rights (in shares)				1,953,976
Number of shares issued (in shares)	25,759,430			16,218,402
Number of shares pending issuance (in shares)	2,076,843
PIPE Investors | Offering One
Business Combination Segment Allocation [Line Items]
Number of shares issued in transactions (in shares)	14,141,559
Sale of stock, share price (in USD per share)					$ 9.63
PIPE Investors | Offering Two
Business Combination Segment Allocation [Line Items]
Number of shares issued in transactions (in shares)	11,617,871
Sale of stock, share price (in USD per share)	$ 10.165
Sponsor Securities Repurchase
Business Combination Segment Allocation [Line Items]
Shares issued, price per share (in USD per share)	$ 1
Sponsor Securities Repurchase | Class B Ordinary Share
Business Combination Segment Allocation [Line Items]
Common stock, shares outstanding (in shares)	1,800,000
SEAC Sponsor Options
Business Combination Segment Allocation [Line Items]
Number of shares issued (in shares)	2,010,000
Common stock, shares issued (in shares)	2,200,000
Sponsor Option Agreement
Business Combination Segment Allocation [Line Items]
Common stock, par or stated value per share (in USD per share)	$ 0.0001
Sponsor Agreements with Independent Directors and Advisors | Class B Ordinary Share
Business Combination Segment Allocation [Line Items]
Common stock, shares outstanding (in shares)	210,000